Stock-based Compensation (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options exercised
Number of options, granted			54,909
Fair value of stock option			$ 50,000
Stock-based compensation expense			49,692
Options issued to consultants			$ 101,419
Number of options cancelled/forfeited			332,512
2015 Equity Incentive Plan [Member]
Shares authorized and reserved for issuance	1,400,000	1,400,000
Percentage of stock issued and outstanding	5.00%	5.00%